STOCK OPTIONS	12 Months Ended
Dec. 31, 2011
STOCK OPTIONS [Text Block]
12.	STOCK OPTIONS

During the year ended December 31, 2011, the Company adopted a Stock Option Plan under which the Company can grant up to 6,620,230 shares of its common stock to the officers, directors, employees and consultants.

On January 28, 2011, the Company granted 2,400,000 stock options to directors, officers, and employees exercisable at $0.20 per share to December 29, 2015. The options vest 50% on the date of grant, 25% on the first anniversary and 25% on the second anniversary. During the year ended December 31, 2011, the Company recorded stock-based compensation of $185,113, as consulting expense related to these options.

On May 1, 2011, the Company granted 300,000 stock options to a consultant exercisable at $0.20 per share to December 29, 2015. The options vest 50% on the date of grant, 25% on the first anniversary and 25% on the second anniversary. During the year ended December 31, 2011, the Company recorded stock-based compensation of $21,832, as consulting expense related to these options.

On July 1, 2011, the Company granted 60,000 stock options to an employee exercisable at $0.60 per share. 50% of the options vest on the date of grant and expire on July 30, 2013. Another 25% vest on the first anniversary and expire on July 30, 2014. The last 25% vest on the second anniversary and expire on July 30, 2015. During the year ended December 31, 2011, the Company recorded stock-based compensation of $682, as consulting expense related to these options.

On November 1, 2011, the Company granted 360,000 stock options to an employee exercisable at $0.60 per share. 50% of the options vest on the date of grant and expire on July 30, 2013. Another 25% vest on the first anniversary and expire on July 30, 2014. The last 25% vest on the second anniversary and expire on July 30, 2015. During the year ended December 31, 2011, the Company recorded stock-based compensation of $682, as consulting expense related to these options.

The fair values of stock options granted were estimated at the date of grant using the Black-Scholes option-pricing model and the weighted average grant date fair value of stock options granted during the year ended December 31, 2011 was $0.10.

The fair value assumptions used were as follows:

2011

Expected dividend yield	0%
Risk-free interest rate	1.92%
Expected volatility	66%
Expected option life (in years)	4.54 – 5.00

The following table summarizes the continuity of the Company’s stock options:

	Number of	Weighted	Weighted-	Aggregate
	Options	Average	Average	Intrinsic
		Exercise	Remaining	Value
		Price	Contractual
			Term (years)

Outstanding, December 31, 2010 and 2009	-	$-	-	$-
Granted	3,120,000	$0.25
Cancelled	(400,000)	$0.20

Outstanding, December 31, 2011	2,720,000	$0.26	4.98	-

Exercisable, December 31, 2011	1,360,000	$0.25	4.98	-

A summary of the status of the Company’s non-vested options at December 31, 2011, and changes during the year ended December 31, 2011 are presented below:

		Weighted
		Average
	Number of	Grant Date
	Options	Fair Value

Non-vested at December 31, 2010 and 2009	-	$-

Granted	3,120,000	$0.10
Cancelled	(400,000)	$0.10
Vested	(1,360,000)	$0.10

Non-vested at December 31, 2011	1,360,000	$0.10

As at December 31, 2011, there was $71,342 in total unrecognized compensation cost related to non-vested stock options.